United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Six months ended 04/30/12

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FMUAX
B	FMNBX
C	FMUCX
F	FMUFX
Institutional	FMUIX

Federated Muni and Stock Advantage Fund

Fund Established 2003

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2011 through April 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2012, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	52.6%
Equity Securities	45.2%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	1.1%
Other Assets and Liabilities — Net[5]	1.1%
TOTAL	100.0%

At April 30, 2012, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Consumer Staples	18.6%
Telecommunication Services	17.4%
Health Care	15.5%
Energy	14.0%
Utilities	13.3%
Industrials	6.7%
Financials	6.4%
Consumer Discretionary	3.8%
Information Technology	2.9%
Materials	1.4%
TOTAL	100.0%

Semi-Annual Shareholder Report

At April 30, 2012, the Fund's sector composition7 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
Transportation	14.4%
Hospital	14.3%
Special Tax	9.3%
General Obligation-Local	8.9%
General Obligation-State	8.5%
Public Power	6.7%
Pre-refunded	6.2%
Industrial Development Bond/Pollution Control Revenue	5.4%
Senior Care	5.2%
Water and Sewer	5.1%
Other[8]	16.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in tax-exempt, variable rate instruments.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
7	Sector classifications and the assignment of holding to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
8	For purposes of this table, sector classification constitute 84.0% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount or Shares		Value
	COMMON STOCKS – 45.2%
	Consumer Discretionary – 1.7%
51,100	Cinemark Holdings, Inc.	1,173,256
102,040	Gannett Co., Inc.	1,410,193
20,680	M.D.C. Holdings, Inc.	581,315
48,120	Meredith Corp.	1,387,300
202,920	Regal Entertainment Group	2,761,741
11,230	Six Flags Entertainment Corp.	538,029
	TOTAL	7,851,834
	Consumer Staples – 8.4%
204,520	Altria Group, Inc.	6,587,589
67,510	Heinz (H.J.) Co.	3,598,958
69,750	Kimberly-Clark Corp.	5,473,283
20,850	Lorillard, Inc.	2,820,797
107,320	Philip Morris International Inc.	9,606,213
214,600	Reynolds American, Inc.	8,762,118
31,310	Unilever PLC - Sponsored ADR	1,074,559
	TOTAL	37,923,517
	Energy – 6.4%
98,295	ARC Resources Ltd.	2,023,911
48,405	Baytex Energy Corp.	2,558,309
89,230	Bonavista Energy Corp.	1,609,636
86,880	ConocoPhillips	6,223,214
56,685	Crescent Point Energy Corp.	2,476,615
33,820	ENI S.p.A, ADR	1,507,019
69,550	Royal Dutch Shell PLC	4,975,607
71,835	Seadrill Ltd.	2,810,904
40,290	Total SA, ADR	1,938,352
53,480	Vermilion Energy Inc.	2,593,199
	TOTAL	28,716,766
	Financials – 2.9%
22,100	Bank of Hawaii Corp.	1,080,469
13,110	Canadian Imperial Bank of Commerce	987,969
103,185	Cincinnati Financial Corp.	3,675,450
148,420	Hudson City Bancorp, Inc.	1,047,845
94,220	Mercury General Corp.	4,257,802
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
198,600	Old Republic International Corp.	1,976,070
	TOTAL	13,025,605
	Health Care – 7.0%
229,515	Bristol-Myers Squibb Co.	7,658,916
163,250	GlaxoSmithKline PLC, ADR	7,547,047
148,415	Lilly (Eli) & Co.	6,142,897
115,410	Merck & Co., Inc.	4,528,688
254,160	Pfizer, Inc.	5,827,889
	TOTAL	31,705,437
	Industrials – 3.0%
54,335	BAE Systems PLC, ADR	1,050,839
85,940	Deluxe Corp.	2,046,231
156,765	Donnelley (R.R.) & Sons Co.	1,961,130
346,900	General Electric Co.	6,792,302
104,290	Pitney Bowes, Inc.	1,786,488
	TOTAL	13,636,990
	Information Technology – 1.3%
18,805	CA, Inc.	496,828
11,650	Harris Corp.	530,541
79,205	Intel Corp.	2,249,422
10,505	KLA-Tencor Corp.	547,836
56,770	Seagate Technology	1,746,245
68,510	STMicroelectronics N.V. (NY Reg Shs)	395,988
	TOTAL	5,966,860
	Materials – 0.6%
73,115	International Paper Co.	2,435,460
11,680	Nucor Corp.	457,973
	TOTAL	2,893,433
	Telecommunication Services – 7.9%
241,970	AT&T, Inc.	7,963,233
191,165	BCE, Inc.	7,747,917
177,265	CenturyLink, Inc.	6,835,338
113,725	Telecom of New Zealand, ADR	1,225,955
213,420	Verizon Communications	8,617,900
112,590	Vodafone Group PLC, ADR	3,133,380
	TOTAL	35,523,723
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Utilities – 6.0%
95,105	Ameren Corp.	3,118,493
40,550	American Electric Power Co., Inc.	1,574,962
47,075	DTE Energy Co.	2,654,089
48,600	Duke Energy Corp.	1,041,498
44,645	Huaneng Power International, Inc., ADR	1,062,105
31,100	Integrys Energy Group, Inc.	1,699,304
98,945	National Grid PLC, ADR	5,351,935
187,500	NiSource, Inc.	4,621,875
52,300	Pepco Holdings, Inc.	989,516
10,030	Pinnacle West Capital Corp.	484,950
53,415	PPL Corp.	1,460,900
16,390	Public Service Enterprises Group, Inc.	510,548
97,900	Scottish & Southern Energy PLC, ADR	2,118,556
11,505	Southern Co.	528,540
	TOTAL	27,217,271
	TOTAL COMMON STOCKS (IDENTIFIED COST $177,129,765)	204,461,436
	MUNICIPAL BONDS – 52.6%
	Alabama – 1.0%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,219,360
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	773,913
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,401,688
	TOTAL	4,394,961
	Arizona – 0.3%
1,545,000	Apache County, AZ IDA, (Tucson Electric Power Co.), PCRBs (Series 2012A), 4.500%, 03/01/2030	1,552,972
	California – 4.7%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	612,950
2,000,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010M), 5.000%, 05/01/2016	2,329,740
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,469,470
2,500,000	California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,679,225
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,275,000	California Statewide CDA, (Kaiser Permanente), Revenue Bonds (Series 2012A), 5.000%, 04/01/2042	2,427,038
2,000,000	California Statewide CDA, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,282,300
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,466,260
2,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,152,160
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,620,767
	TOTAL	21,039,910
	Colorado – 1.1%
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	658,764
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury & Agency PRF 11/1/2018@100), 11/01/2027	540,007
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,286,057
1,242,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,381,191
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,149,880
	TOTAL	5,015,899
	District of Columbia – 2.0%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,493,800
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,491,250
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,115,630
	TOTAL	9,100,680
	Florida – 2.3%
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	589,025
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,265,140
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	782,971
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,103,330
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,230,768
300,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	291,843
1,600,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,341,856
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,524,225
460,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	465,570
	TOTAL	10,594,728
	Georgia – 2.6%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,800,900
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,552,210
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	627,269
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,693,560
	TOTAL	11,673,939
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	599,109
	Hawaii – 0.3%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,430,463
	Illinois – 4.1%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,931,703
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,263,910
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,145,210
1,390,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	1,516,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	363,104
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	902,480
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	772,258
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	498,525
2,500,000		Illinois State, UT GO Bonds (Series 2008), 5.000%, 04/01/2028	2,603,750
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,628,685
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,496,472
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,261,580
		TOTAL	18,383,833
		Indiana – 1.3%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,524,025
2,164,005	[1,2]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	309,128
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,985,475
		TOTAL	5,818,628
		Iowa – 0.2%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	789,643
		Kansas – 0.6%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,822,075
		Kentucky – 0.9%
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,843,545
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	2,171,500
		TOTAL	4,015,045
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Louisiana – 0.2%
$1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,001,910
	Maine – 0.2%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	1,004,805
	Maryland – 0.5%
530,000	Maryland State EDC., (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	554,762
925,000	Maryland State EDC., (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.750%, 06/01/2035	982,128
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	509,875
	TOTAL	2,046,765
	Massachusetts – 0.8%
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,644,281
	Michigan – 1.4%
2,500,000	Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,614,825
1,000,000	Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,065,340
1,000,000	Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,125,970
1,500,000	Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,528,095
	TOTAL	6,334,230
	Minnesota – 0.2%
665,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011B), 5.25%, 3/1/2031	731,447
	Missouri – 0.8%
1,500,000	Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,576,260
2,000,000	Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,092,580
	TOTAL	3,668,840
	Nebraska – 1.1%
2,000,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	2,006,280
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$625,000		Nebraska Investment Finance Authority, SFH Revenue Bonds (Series 2010A), 5.700%, 09/01/2031	702,006
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.000%, 01/01/2029	2,295,480
		TOTAL	5,003,766
		Nevada – 0.5%
495,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	380,002
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,067,080
		TOTAL	2,447,082
		New Jersey – 1.6%
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	672,726
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, (United States Treasury PRF 6/15/2014@100) (Radian Asset Assurance, Inc. INS), 06/15/2029	1,758,824
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,445,052
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Agency PRF 6/1/2013@100), 06/01/2041	3,269,082
		TOTAL	7,145,684
		New Mexico – 0.1%
500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	521,820
		New York – 5.6%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	2,223,920
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,431,280
1,500,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,692,855
2,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2012C), 5.000%, 11/15/2041	2,176,000
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI Pilot Revenue Bonds (Series 2006), (FGIC INS), 3.691%, 03/01/2021	3,483,720
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	6,071,800
2,500,000		New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,837,775
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,855,000	New York Liberty Development Corporation, (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 09/15/2043	1,981,604
2,000,000	New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,489,760
	TOTAL	25,388,714
	North Carolina – 1.0%
1,000,000	North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,047,800
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,767,520
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,801,092
	TOTAL	4,616,412
	Ohio – 2.6%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,231,501
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,432,973
1,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	1,059,720
1,000,000	Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,101,100
1,000,000	Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,168,570
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,911,785
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	389,756
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	492,752
	TOTAL	11,788,157
	Oklahoma – 0.2%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,080,170
	Pennsylvania – 2.6%
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,333,280
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,228,099
1,000,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,064,340
2,500,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,607,650
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	254,460
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	512,300
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,298,020
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	479,060
	TOTAL	11,777,209
	Puerto Rico – 0.3%
1,310,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.250%, 07/01/2042	1,305,965
	South Carolina – 0.7%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,364,802
710,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	643,764
	TOTAL	3,008,566
	South Dakota – 0.9%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	4,079,375
	Tennessee – 0.3%
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,412,646
	Texas – 5.1%
1,545,000	Bexar County, TX HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,552,571
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	2,205,020
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	2,157,920
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,045,320
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,168,903
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012B), 5.000%, 07/01/2032	1,105,720
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	316,765
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	508,695
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,782,099
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,951,740
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Merrill Lynch & Co., Inc. GTD), 12/15/2026	3,198,968
2,725,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,950,276
	TOTAL	22,943,997
	Virginia – 1.4%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury & Agency PRF 6/1/2015@100), 06/01/2037	5,171,115
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,197,027
	TOTAL	6,368,142
	Washington – 0.9%
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,964,338
	West Virginia – 0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,004,800
	Wisconsin – 1.6%
1,680,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury & Agency PRF 6/1/2012@100), 06/01/2027	1,688,484
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,473,071
	TOTAL	7,161,555
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Wyoming – 0.3%
$1,250,000	Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	1,325,288
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $225,001,927)	238,007,849
	SHORT-TERM MUNICIPALS – 1.1%[5]
	Michigan – 0.2%
700,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.41%, 5/3/2012	700,000
	New York – 0.9%
4,100,000	New York City, NY, (1994 Series A-4) Daily VRDNs, (Bayerische Landesbank (GTD) LOC), 0.26%, 5/1/2012	4,100,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,800,000
	TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $406,931,692)[6]	447,269,285
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[7]	5,057,392
	TOTAL NET ASSETS — 100%	$452,326,677

At April 30, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] U.S. Treasury Notes, 10-Year Short Futures	30	$3,968,438	June 2012	$(40,856)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, this restricted security amounted to $521,820, which represented 0.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, this liquid restricted security amounted to $521,820, which represented 0.1% of total net assets.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $406,883,975.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Security:
Common Stock
Domestic	$149,513,358	$ —	$ —	$149,513,358
International	54,948,078	—	—	54,948,078
Debt Securities:
Municipal Bonds	—	238,007,849	—	238,007,849
Short-Term Municipals	—	4,800,000	—	4,800,000
TOTAL SECURITIES	$204,461,436	$242,807,849	$ —	$447,269,285
OTHER FINANCIAL INSTRUMENTS*	$(40,856)	$ —	$ —	$(40,856)

*Other financial instruments include futures contracts.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
CDA	— Community Development Authority
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
SFH	— Single Family Housing
SID	— Special Improvement District
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.75	$10.52	$9.95	$9.46	$12.08	$12.09
Income From Investment Operations:
Net investment income	0.20	0.42	0.34	0.34	0.39	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.61	0.24	0.56	0.49	(2.27)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.81	0.66	0.90	0.83	(1.88)	0.57
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.33)	(0.34)	(0.39)	(0.38)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	(0.35)	(0.20)
TOTAL DISTRIBUTIONS	(0.21)	(0.43)	(0.33)	(0.34)	(0.74)	(0.58)
Net Asset Value, End of Period	$11.35	$10.75	$10.52	$9.95	$9.46	$12.08
Total Return[1]	7.64%	6.46%	9.19%	9.07%	(16.39)%	4.79%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]
Net investment income	3.70%[2]	4.01%	3.23%	3.60%	3.47%	3.12%
Expense waiver/reimbursement[4]	0.46%[2]	0.48%	0.45%	0.47%	0.45%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$287,151	$267,566	$348,191	$384,555	$404,311	$588,344
Portfolio turnover	12%	34%	72%	80%	87%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 1.00%, 0.98%, 1.00% and 1.00% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.75	$10.51	$9.94	$9.46	$12.07	$12.09
Income From Investment Operations:
Net investment income	0.17	0.34	0.26	0.27	0.30	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.60	0.25	0.56	0.48	(2.25)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.77	0.59	0.82	0.75	(1.95)	0.47
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.25)	(0.27)	(0.31)	(0.29)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	(0.35)	(0.20)
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.25)	(0.27)	(0.66)	(0.49)
Net Asset Value, End of Period	$11.35	$10.75	$10.51	$9.94	$9.46	$12.07
Total Return[1]	7.23%	5.76%	8.37%	8.14%	(16.95)%	3.93%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	2.96%[2]	3.25%	2.48%	2.85%	2.72%	2.37%
Expense waiver/reimbursement[4]	0.46%[2]	0.48%	0.45%	0.47%	0.45%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,574	$43,675	$50,781	$55,826	$59,324	$81,930
Portfolio turnover	12%	34%	72%	80%	87%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.75%, 1.73%, 1.75% and 1.75% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.75	$10.51	$9.94	$9.46	$12.07	$12.09
Income From Investment Operations:
Net investment income	0.16	0.34	0.26	0.27	0.30	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.61	0.25	0.56	0.48	(2.25)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.77	0.59	0.82	0.75	(1.95)	0.47
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.25)	(0.27)	(0.31)	(0.29)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	(0.35)	(0.20)
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.25)	(0.27)	(0.66)	(0.49)
Net Asset Value, End of Period	$11.35	$10.75	$10.51	$9.94	$9.46	$12.07
Total Return[1]	7.24%	5.76%	8.37%	8.15%	(16.95)%	3.94%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	2.95%[2]	3.25%	2.48%	2.86%	2.72%	2.37%
Expense waiver/reimbursement[4]	0.46%[2]	0.48%	0.45%	0.47%	0.45%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,014	$86,120	$101,822	$113,830	$122,165	$181,358
Portfolio turnover	12%	34%	72%	80%	87%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.75%, 1.73%, 1.75% and 1.75% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,				Period Ended 10/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.75	$10.52	$9.95	$9.46	$12.08	$12.27
Income From Investment Operations:
Net investment income	0.21	0.42	0.33	0.35	0.39	0.14
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.60	0.24	0.57	0.49	(2.26)	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.81	0.66	0.90	0.84	(1.87)	0.04
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.33)	(0.35)	(0.40)	(0.15)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	(0.35)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.43)	(0.33)	(0.35)	(0.75)	(0.15)
Net Asset Value, End of Period	$11.35	$10.75	$10.52	$9.95	$9.46	$12.08
Total Return[2]	7.64%	6.45%	9.21%	9.20%	16.32%	(0.31)%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%[4]	0.99%[4]	0.89%[4]	0.92%[4]	0.96%[3,4]
Net investment income	3.69%[3]	4.00%	3.24%	3.70%	3.58%	3.16%[3]
Expense waiver/reimbursement[5]	0.46%[3]	0.48%	0.45%	0.47%	0.45%	0.44%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,928	$18,876	$18,299	$16,032	$13,588	$10,589
Portfolio turnover	12%	34%	72%	80%	87%	72%[6]
1	Reflects operations for the period from May 31, 2007 (date of initial investment) to October 31, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 0.99%, 0.87%, 0.92% and 0.96% for the years ended October 31, 2011, 2010, 2009, and 2008 and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Period Ended 10/31/2011[1]
Net Asset Value, Beginning of Period	$10.75	$10.29
Income From Investment Operations:
Net investment income	0.22	0.34
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.61	0.48
TOTAL FROM INVESTMENT OPERATIONS	0.83	0.82
Less Distributions:
Distributions from net investment income	(0.23)	(0.36)
Net Asset Value, End of Period	$11.35	$10.75
Total Return[2]	7.77%	8.05%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%[3,4]
Net investment income	3.93%[3]	4.14%[3]
Expense waiver/reimbursement[5]	0.46%[3]	0.51%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,659	$3,149
Portfolio turnover	12%	34%[6]

1Reflect operations for the period from December 29, 2010 (date of initial investment) to October 31, 2011.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% after taking into account this expense reduction for the period ended October 31, 2011.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investments in securities, at value (identified cost $406,931,692)		$447,269,285
Cash		4,536
Restricted cash (Note 2)		33,000
Receivable for investments sold		4,673,025
Income receivable		4,253,427
Receivable for shares sold		1,093,750
TOTAL ASSETS		457,327,023
Liabilities:
Payable for investments purchased	$4,153,642
Payable for shares redeemed	502,281
Payable for daily variation margin	3,750
Payable for shareholder services fee (Note 5)	144,906
Payable for distribution services fee (Note 5)	80,458
Payable for Directors'/Trustees' fees	940
Accrued expenses	114,369
TOTAL LIABILITIES		5,000,346
Net assets for 39,852,621 shares outstanding		$452,326,677
Net Assets Consist of:
Paid-in capital		$482,641,882
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		40,296,556
Accumulated net realized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions		(70,726,851)
Undistributed net investment income		115,090
TOTAL NET ASSETS		$452,326,677
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($287,151,194 ÷ 25,295,768 shares outstanding), no par value, unlimited shares authorized	$11.35
Offering price per share (100/94.50 of $11.35)	$12.01
Redemption proceeds per share	$11.35
Class B Shares:
Net asset value per share ($37,574,312 ÷ 3,311,495 shares outstanding), no par value, unlimited shares authorized	$11.35
Offering price per share	$11.35
Redemption proceeds per share (94.50/100 of $11.35)	$10.73
Class C Shares:
Net asset value per share ($95,014,079 ÷ 8,374,386 shares outstanding), no par value, unlimited shares authorized	$11.35
Offering price per share	$11.35
Redemption proceeds per share (99.00/100 of $11.35)	$11.24
Class F Shares:
Net asset value per share ($25,927,840 ÷ 2,284,133 shares outstanding), no par value, unlimited shares authorized	$11.35
Offering price per share (100/99.00 of $11.35)	$11.46
Redemption proceeds per share (99.00/100 of $11.35)	$11.24
Institutional Shares:
Net asset value per share ($6,659,252 ÷ 586,839 shares outstanding), no par value, unlimited shares authorized	$11.35
Offering price per share	$11.35
Redemption proceeds per share	$11.35

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Interest			$5,519,921
Dividends (net of foreign taxes withheld of $160,070)			4,676,121
TOTAL INCOME			10,196,042
Expenses:
Investment adviser fee (Note 5)		$2,165,540
Administrative fee (Note 5)		168,836
Custodian fees		13,004
Transfer and dividend disbursing agent fees and expenses		132,660
Directors'/Trustees' fees		1,860
Auditing fees		12,719
Legal fees		6,220
Portfolio accounting fees		71,339
Distribution services fee (Note 5)		485,779
Shareholder services fee (Note 5)		531,301
Account administration fee (Note 2)		596
Share registration costs		34,301
Printing and postage		23,995
Insurance premiums		2,384
Miscellaneous		3,666
TOTAL EXPENSES		3,654,200
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(997,718)
Waiver of administrative fee	(4,039)
Reimbursement of shareholder services fee	(200)
TOTAL WAIVERS AND REIMBURSEMENT		(1,001,957)
Net expenses			2,652,243
Net investment income			7,543,799
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,589,677
Net realized loss on futures contracts			(3,411)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			19,875,516
Net change in unrealized depreciation on futures contracts			(40,856)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			23,420,926
Change in net assets resulting from operations			$30,964,725

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,543,799	$17,155,166
Net realized gain on investments, futures contracts, written options and foreign currency transactions	3,586,266	5,632,871
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	19,834,660	3,384,396
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,964,725	26,172,433
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,365,650)	(12,095,898)
Class B Shares	(630,174)	(1,551,400)
Class C Shares	(1,395,656)	(3,032,708)
Class F Shares	(419,084)	(737,453)
Institutional Shares	(98,353)	(51,695)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,908,917)	(17,469,154)
Share Transactions:
Proceeds from sale of shares	57,735,585	39,139,192
Net asset value of shares issued to shareholders in payment of distributions declared	7,099,540	15,082,392
Cost of shares redeemed	(54,950,924)	(162,630,779)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,884,201	(108,409,195)
Change in net assets	32,940,009	(99,705,916)
Net Assets:
Beginning of period	419,386,668	519,092,584
End of period (including undistributed net investment income of $115,090 and $480,208, respectively)	$452,326,677	$419,386,668

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

Effective December 29, 2010, the Fund began offering Institutional Shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of a security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$346
Class C Shares	136
Class F Shares	114
TOTAL	$596

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of futures contracts held by the Fund throughout the period was $1,683,080. This is based on amounts held as of each month-end throughout the six-month period.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2012, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At April 30, 2012, the Fund had no outstanding written options contracts.

The average notional amount of purchased options held by the Fund throughout the period was $119,899. This is based on amounts held as of each month-end throughout the six-month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$40,856*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$(3,411)	$(419,645)	$(423,056)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$(40,856)	$406,295	$365,439

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,139,538	$35,143,539	2,158,522	$22,625,696
Shares issued to shareholders in payment of distributions declared	449,134	4,966,756	1,028,523	10,765,631
Shares redeemed	(3,176,957)	(35,270,205)	(11,408,726)	(119,550,900)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	411,715	$4,840,090	(8,221,681)	$(86,159,573)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	135,981	$1,547,877	165,895	$1,739,065
Shares issued to shareholders in payment of distributions declared	51,196	564,696	128,811	1,347,620
Shares redeemed	(939,458)	(10,396,496)	(1,061,416)	(11,153,709)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(752,281)	$(8,283,923)	(766,710)	$(8,067,024)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	968,646	$10,862,415	747,294	$7,837,404
Shares issued to shareholders in payment of distributions declared	97,846	1,081,247	215,023	2,249,854
Shares redeemed	(705,415)	(7,802,223)	(2,635,300)	(27,527,501)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	361,077	$4,141,439	(1,672,983)	$(17,440,243)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	614,959	$6,861,417	346,316	$3,643,290
Shares issued to shareholders in payment of distributions declared	36,527	404,498	65,901	690,406
Shares redeemed	(122,874)	(1,353,252)	(396,594)	(4,166,715)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	528,612	$5,912,663	15,623	$166,981
	Six Months Ended 4/30/2012		Period Ended 10/31/2011[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	298,023	$3,320,337	312,409	$3,293,737
Shares issued to shareholders in payment of distributions declared	7,409	82,343	2,743	28,881
Shares redeemed	(11,559)	(128,748)	(22,186)	(231,954)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	293,873	$3,273,932	292,966	$3,090,664
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	842,996	$9,884,201	(10,352,785)	$(108,409,195)

1	Reflects operations for the period from December 29, 2010 (date of initial investment) to October 31, 2011.
Semi-Annual Shareholder Report

4. Federal Tax Information

At April 30, 2012, the cost of investments for federal tax purposes was $406,883,975. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and changes in foreign currency exchange rates was $40,385,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,366,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,981,247.

At October 31, 2011, the Fund had a capital loss carryforward of $73,296,505 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$5,253,206	N/A	$5,253,206
2017	$68,043,299	N/A	$68,043,299

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $997,718 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $303,678.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,039 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$151,134
Class C Shares	334,645
TOTAL	$485,779

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $67,611 of fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $59,515 in sales charges from the sale of Class A Shares. FSC also retained $6,999 of CDSC relating to redemptions on Class B Shares, $5,006 relating to redemptions on Class C Shares and $3,556 relating to redemptions on Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$342,670	$ —
Class B Shares	50,378	—
Class C Shares	111,437	—
Class F Shares	26,816	(200)
TOTAL	$531,301	$(200)

For the six months ended April 30, 2012, FSSC received $13,277 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $95,605,000 and $114,355,000 respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2012, were as follows:

Purchases	$69,307,355
Sales	$47,569,379

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,076.40	$5.16
Class B Shares	$1,000	$1,072.30	$9.02
Class C Shares	$1,000	$1,072.40	$9.02
Class F Shares	$1,000	$1,076.40	$5.16
Institutional Shares	$1,000	$1,077.70	$3.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$5.02
Class B Shares	$1,000	$1,016.16	$8.77
Class C Shares	$1,000	$1,016.16	$8.77
Class F Shares	$1,000	$1,019.89	$5.02
Institutional Shares	$1,000	$1,021.13	$3.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated muni and stock advantage fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In Semi-Annual Shareholder Report addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654

30216 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012